Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Thousands		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Non-current derivative assets		$ 30,657		$ 11,744		$ 98,123
Derivative liabilities		(7,388)		(23,247)		(13,484)
Non-current derivative liabilities		(8,832)		(268)		0
Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		33,451		1,733
Total derivative liabilities		(482)		(320)
Derivative asset, net		32,969		1,413
Commodity Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets		2,794		1,147
Commodity Contract [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		30,657		586
Commodity Contract [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		(349)		(53)
Commodity Contract [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		(133)		(267)
Natural Gas Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	[1]	423		1,071
Total derivative liabilities	[1]	0		0
Derivative asset, net	[1]	423		1,071
Natural Gas Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets		423	[1]	1,071	[1]	156
Derivative, Collateral Call (Deposit), Right to Reclaim Cash		300		1,000		(200)
Natural Gas Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	[1]	0		0
Natural Gas Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	[1]	0		0
Natural Gas Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	[1]	0		0
Liquefaction Supply Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		33,028		662
Total derivative liabilities		(482)		(320)
Derivative asset, net		32,546		342
Liquefaction Supply Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets		2,371		76		0
Liquefaction Supply Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		30,657		586		0
Liquefaction Supply Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		(349)		(53)		0
Liquefaction Supply Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		(133)		(267)		0
Interest Rate Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets				11,158		98,123
Interest Rate Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		(7,039)		$ (23,194)		$ (13,484)
Interest Rate Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		$ (8,699)

[1]	Does not include collateral calls of $0.3 million and $1.0 million for such contracts, which are included in other current assets in our Balance Sheets as of September 30, 2015 and December 31, 2014, respectively.